Deposits (Detail Textuals) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Time deposits, each with a minimum denomination of $250,000	$ 18,032,000	$ 13,342,000
Deposit insurance per account owner	250,000
Listing service deposits	$ 11,225,000	$ 10,000,000